Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-based compensation.
Share-based compensation

10Share-based compensation

Share option and restricted share unit plans

2014 Incentive Plan

On July 23 2014, the Company’s board of directors and shareholders approved the 2014 Incentive Plan (the “2014 Plan”). Awards under the 2014 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 5,500,000 common shares for issuance under the 2014 Plan. As of June 30, 2025, there were no shares remain available for grant under the 2014 Plan as the 2014 Plan has expired. For the six months ended June 30, 2025, the Company has extended the term by one year for 136,880 awards that have been vested but not exercised under the 2014 Plan. The impact of this modification is not significant. As of June 30, 2025, 280,466 awards were vested but not exercised under the 2014 Plan.

2017 Incentive Plan

On March 1, 2017, the Company’s board of directors and shareholders approved the 2017 Incentive Plan (the “2017 Plan”). Awards under the 2017 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 6,015,137 common shares for issuance under the 2017 Plan. As of June 30, 2025, 144,827 shares remain available of grant under the 2017 Plan.

2021 Incentive Plan

In December 2021, the Company’s board of directors and shareholders approved the 2021 Incentive Plan (the “2021 Plan”). Awards under the 2021 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 4,000,000 common shares for issuance under the 2021 Plan. As of June 30, 2025, 28,293 shares remain available of grant under the 2021 Plan.

2023 Incentive Plan

In September 2023, the Company’s board of directors and shareholders approved the 2023 Incentive Plan (the “2023 Plan”). Awards under the 2023 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 4,000,000 common shares for issuance under the 2023 Plan. As of June 30, 2025, 2,694,360 shares remain available of grant under the 2023 Plan.

The exercise price, vesting and other conditions of individual awards are determined by the board of directors or any of the committees appointed by the board of directors to administer the 2014, 2017, 2021 and 2023 Incentive Plans. Upon the termination of the Grantee’s continuous service, the Company has the right to repurchase the vested award or shares obtained.

Total compensation costs recognized for the six months ended June 30, 2024 and 2025 were as follows:

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenue	1	—	—
Research and development	455	116	16
Sales and marketing	58	7	1
General and administrative	1,667	571	80
Total	2,181	694	97